Operational lease commitments Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease and sublease payments recognised as expense [abstract]
Total lease payments recognized in income statements	€ 2,956	€ 2,909	€ 2,451
3D printer Germany	554
Office Malaysia	€ 1,236